UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30, 2006

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  November 9, 2006

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 51
Form 13 F Information Table Value Total: 179,565

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      844    11340 SH       SOLE                    11340
Agilent Technologies Inc       COM              00846U101     5753   176000 SH       SOLE                   176000
American Financial Realty Trus COM              02607P305     3712   332650 SH       SOLE                   332650
Amgen Inc                      COM              031162100     4360    60953 SH       SOLE                    60953
BP PLC - Spons ADR             COM              055622104     1377    20994 SH       SOLE                    20994
BellSouth Corp                 COM              079860102      342     8000 SH       SOLE                     8000
Central Fund Canada CL A       COM              153501101     5408   643100 SH       SOLE                   643100
Christiana Bank & Trust/DE     COM              17081A103      231     8830 SH       SOLE                     8830
Cisco Systems Inc              COM              17275R102      336    14600 SH       SOLE                    14600
Citigroup Inc                  COM              172967101     5978   120355 SH       SOLE                   120355
Coca-Cola Co                   COM              191216100      641    14355 SH       SOLE                    14355
ConocoPhillips                 COM              20825C104     4154    69779 SH       SOLE                    69779
Delphi Financial Group-Cl A    COM              247131105     6747   169172 SH       SOLE                   169172
Dow Chemical                   COM              260543103     3823    98075 SH       SOLE                    98075
DuPont E I de Nemours & Co     COM              263534109     2195    51244 SH       SOLE                    51244
Duke Realty Corp               COM              264411505      706    18900 SH       SOLE                    18900
Emerson Electric Co            COM              291011104      289     3450 SH       SOLE                     3450
Exxon Mobil Corporation        COM              30231G102     2919    43500 SH       SOLE                    43500
General Electric Co            COM              369604103     7988   226288 SH       SOLE                   226288
Great Plains Energy Inc        COM              391164100     2686    86604 SH       SOLE                    86604
HRPT Properties Trust          COM              40426W101     5824   487400 SH       SOLE                   487400
Helmerich & Payne              COM              423452101     6371   276650 SH       SOLE                   276650
Hewlett Packard Co             COM              428236103    29511   804325 SH       SOLE                   804325
Home Depot Inc                 COM              437076102      345     9500 SH       SOLE                     9500
Hospitality Properties Trust   COM              44106M102      316     6700 SH       SOLE                     6700
Intel Corp                     COM              458140100     1492    72554 SH       SOLE                    72554
International Business Machine COM              459200101     5055    61694 SH       SOLE                    61694
Jetblue Airways Corp           COM              477143101     2230   241305 SH       SOLE                   241305
Johnson & Johnson              COM              478160104      799    12300 SH       SOLE                    12300
KeySpan Corporation            COM              49337w100     5711   138822 SH       SOLE                   138822
Lilly Eli & Co                 COM              532457108      239     4200 SH       SOLE                     4200
Merck & Co                     COM              589331107     4513   107700 SH       SOLE                   107700
NSTAR                          COM              67019E107     5583   167350 SH       SOLE                   167350
New Plan Excel Realty Trust    COM              648053106     5649   208850 SH       SOLE                   208850
Newmont Mining Corp            COM              651639106     8782   205432 SH       SOLE                   205432
Northrop Grumman Corp          COM              666807102     3220    47303 SH       SOLE                    47303
Pfizer Inc                     COM              717081103      457    16110 SH       SOLE                    16110
Procter & Gamble               COM              742718109     1718    27726 SH       SOLE                    27726
Rait Investment Trust          COM              749227104      395    13700 SH       SOLE                    13700
Ryder System Inc               COM              783549108     3940    76230 SH       SOLE                    76230
Schering-Plough                COM              806605101      223    10100 SH       SOLE                    10100
Sovereign Bancorp Inc          COM              845905108     6622   307848 SH       SOLE                   307848
St. Paul Travelers Cos Inc     COM              792860108     6309   134555 SH       SOLE                   134555
Thornburg Mortgage Inc         COM              885218107      560    22000 SH       SOLE                    22000
Union Pacific Corp             COM              907818108      229     2600 SH       SOLE                     2600
Verizon Communications         COM              92343V104     6791   182893 SH       SOLE                   182893
Wachovia Corp                  COM              929903102      348     6239 SH       SOLE                     6239
Wilmington Trust Corporation   COM              971807102      971    21800 SH       SOLE                    21800
Windstream Corporation         COM              97381W104     3696   280225 SH       SOLE                   280225
Wyeth                          COM              983024100      602    11832 SH       SOLE                    11832
Xcel Energy Inc                COM              98389B100      575    27855 SH       SOLE                    27855